UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2011
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California May 4, 2011

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$31,251
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1929 25626.000SH       SOLE                25626.000
*** SCHLUMBERGER LTD           COM              806857108     1639 17573.000SH       SOLE                17573.000
CERNER CORP                    COM              156782104     2283 20530.000SH       SOLE                20530.000
CHEVRON CORP                   COM              166764100     1220 11346.000SH       SOLE                11346.000
CISCO SYS INC                  COM              17275r102      580 33812.000SH       SOLE                33812.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     2146 26368.000SH       SOLE                26368.000
CONOCOPHILLIPS                 COM              20825c104     1113 13938.000SH       SOLE                13938.000
EMC CORP                       COM              268648102     1585 59691.000SH       SOLE                59691.000
EXXON MOBIL CORP               COM              30231g102     1518 18045.995SH       SOLE                18045.995
FACTSET RESEARCH SYSTEM        COM              303075105     1542 14728.000SH       SOLE                14728.000
FLOWSERVE CP                   COM              34354P105     1117 8674.000 SH       SOLE                 8674.000
HANSENS NATURAL CORP           COM              411310105     1252 20791.000SH       SOLE                20791.000
INTEL CORP                     COM              458140100      335 16584.000SH       SOLE                16584.000
JOHNSON & JOHNSON              COM              478160104      958 16162.000SH       SOLE                16162.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1609 17465.000SH       SOLE                17465.000
MEMC ELECTRONIC MATERIALS      COM              552715104      132 10175.000SH       SOLE                10175.000
MICROSOFT CORP                 COM              594918104      834 32833.000SH       SOLE                32833.000
P G & E CORPORATION            COM              69331c108      295 6675.000 SH       SOLE                 6675.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1016 16506.000SH       SOLE                16506.000
RESMED INC.                    COM              761152107      828 27600.000SH       SOLE                27600.000
STERICYLE, INC.                COM              858912108     1435 16181.000SH       SOLE                16181.000
STRYKER CORP                   COM              863667101     1141 18771.000SH       SOLE                18771.000
TARGET CORP                    COM              87612e106     1044 20869.000SH       SOLE                20869.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1380 20408.000SH       SOLE                20408.000
WATERS CORP                    COM              941848103     1844 21216.000SH       SOLE                21216.000
WHOLE FOODS MKT INC            COM              966837106      476 7225.000 SH       SOLE                 7225.000